Exhibit 99.1

GM Financial Automobile Leasing Trust 2019-2

3.23% Exchange Note

Class A-1 2.59676% Asset Backed Notes

Class A-2A 2.67% Asset Backed Notes

Class A-2B Floating Asset Backed Notes

Class A-3 2.67% Asset Backed Notes

Class A-4 2.72% Asset Backed Notes

Class B 2.89% Asset Backed Notes

Class C 3.12% Asset Backed Notes

Class D 3.22% Asset Backed Notes

Servicer’s Certificate

Beginning of Period:	10/01/19
End of Period:	10/31/19
Number of days in Interest Period (Actual/360):	30
Number of days in Collection Period:	31
Report Due Date:	11/18/19
Distribution Date:	11/20/19
Transaction Month:	7

2019-2				Original Agg.
Designated Pool	Units	Start Date	Closing Date	Securitization Value
	56,694	04/02/2019	05/08/2019	$1,366,625,322

Total	56,694			$1,366,625,322

RECONCILIATION OF 2019-2 DESIGNATED POOL AGGREGATE SECURITIZATION VALUE

{1} Beginning of period Aggregate Securitization Value					{1}	$1,202,975,387

{2} Reduction in Agg. Securitization Value due to payments				{2}	13,901,764
{3} Reduction in Agg. Securitization Value due to Defaulted Leases				{3}	2,480,425
{4} Reduction in Agg. Securitization Value due to early terminations, dealer buyouts, cancellations, repurchases				{4}	18,236,437
{5} Other adjustments				{5}	0
{6} Total change in Agg. Securitization Value					{6}	34,618,626

{7} End of period Aggregate Securitization Value					{7}	$1,168,356,761

{8} Pool Factor					{8}	85.492105%

RECONCILIATION OF 2019-2 EXCHANGE NOTE
{9} Original Exchange Note Balance					{9}	$1,304,000,000

{10} Beginning of period Exchange Note Balance					{10}	$1,140,350,065

{11} Exchange Note Principal Payment Amount					{11}	34,618,626

{12} End of period Exchange Note Balance					{12}	$1,105,731,439

{13} Note Pool Factor					{13}	84.795356%

RECONCILIATION OF THE ASSET BACKED NOTES

		Class A-1	Class A-2A	Class A-2B	Class A-3	Class A-4
{14} Original Note Balance	{14}	$228,000,000	$344,000,000	$55,000,000	$374,000,000	$100,540,000

{15} Beginning of period Note Balance	{15}	$32,772,020	$344,000,000	$55,000,000	$374,000,000	$100,540,000

{16} Noteholders’ Principal Distributable Amount	{16}	32,772,020	1,592,061	254,545	0	0
{17} Noteholders’ Accelerated Principal Amount	{17}	0	2,263,518	361,900	0	0
{18} Aggregate Principal Parity Amount	{18}	0	0	0	0	0
{19} Matured Principal Shortfall	{19}	0	0	0	0	0

{20} End of period Note Balance	{20}	$0	$340,144,421	$54,383,555	$374,000,000	$100,540,000

{21} Note Pool Factor	{21}	0.000000%	98.879192%	98.879191%	100.000000%	100.000000%

		Class B	Class C	Class D		TOTAL
{22} Original Note Balance	{22}	$59,450,000	$55,350,000	$34,160,000		$1,250,500,000

{23} Beginning of period Note Balance	{23}	$59,450,000	$55,350,000	$34,160,000		$1,055,272,020

{24} Noteholders’ Principal Distributable Amount	{24}	0	0	0		34,618,626
{25} Noteholders’ Accelerated Principal Amount	{25}	0	0	0		2,625,418
{26} Aggregate Principal Parity Amount	{26}	0	0	0		0
{27} Matured Principal Shortfall	{27}	0	0	0		0

{28} End of period Note Balance	{28}	$59,450,000	$55,350,000	$34,160,000		$1,018,027,976

{29} Note Pool Factor	{29}	100.000000%	100.000000%	100.000000%		81.409674%

EXCHANGE NOTE MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Principal payment calculation:
{30} Beginning of period Designated Pool Balance	{30}	$1,202,975,387

{31} Ending Designated Pool Balance	{31}	1,168,356,761
{32} Unpaid prior Exchange Note Principal Payment Amount	{32}	0
{33} Sum of {31} + {32}	{33}	1,168,356,761

{34} Exchange Note Principal Payment Amount {30} - {33}	{34}	$34,618,626

Interest calculation:

Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{35}	$1,140,350,065	$0	3.23%	30	30/360	$3,069,443

RECONCILIATION OF EXCHANGE NOTE COLLECTION ACCOUNT

Additions:
{36} 2019-2 Designated Pool Collections (net of Liquidation Proceeds and fees)	{36}	$20,618,690
{37} Net Liquidation Proceeds collected during period	{37}	22,293,907
{38} Investment Earnings	{38}	59,575
{39} Investment Earnings - transferred to Indenture Note Collection Account	{39}	(59,575)
{40} Deposit from Servicer	{40}	0

{41} Total Additions:	{41}	42,912,597

Distributions:
{42} To the Servicer, Designated Pool Servicing Fee	{42}	1,002,479
{43} To the 2019-2 Exchange Noteholder, the Exchange Note Interest Payment Amount	{43}	3,069,443
{44} To the 2019-2 Exchange Noteholder, the Exchange Note Principal Payment Amount	{44}	34,618,626
{45} To the 2019-2 Exchange Noteholder, any funds available to pay obligations pursuant to Indenture Section 8.3 (a)(i) through (xvii)	{45}	1,854,696
{46} To the 2019-2 Exchange Noteholder, all remaining funds to be applied as Excess Exchange Note Payments	{46}	2,367,353

{47} Total Distributions:	{47}	$42,912,597

NOTEHOLDERS’ MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Noteholders’ Principal Distributable calculation:
{48} Beginning Agg. Securitization Value	{48}	$1,202,975,387
{49} Ending Agg. Securitization Value	{49}	1,168,356,761
{50} Principal Distributable Amount {48} - {49}	{50}	34,618,626

{51} Noteholders’ Principal Carryover Amount	{51}	0

{52} Principal Distributable Amount + Noteholders’ Principal Carryover Amount	{52}	34,618,626

{53} Amount required to reduce Outstanding Amount after giving effect to distributions made pursuant to Indenture Section 8.3 (i) through (xiii) to the Required Pro Forma Note Balance	{53}	37,244,044

{54} Noteholders’ Principal Distributable Amount Lessor of {52} and {53}	{54}	$34,618,626

Noteholders’ Interest Distributable calculation:

Class	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{55}	Class A-1	$32,772,020	$0	2.59676%	30	Actual/360	$70,918
{56}	Class A-2A	$344,000,000	0	2.67%	30	30/360	765,400
{57}	Class A-2B	$55,000,000	0	2.02638%	30	Actual/360	92,876
{58}	Class A-3	$374,000,000	0	2.67%	30	30/360	832,150
{59}	Class A-4	$100,540,000	0	2.72%	30	30/360	227,891
{60}	Class B	$59,450,000	0	2.89%	30	30/360	143,176
{61}	Class C	$55,350,000	0	3.12%	30	30/360	143,910
{62}	Class D	$34,160,000	0	3.22%	30	30/360	91,663

RECONCILIATION OF INDENTURE COLLECTION ACCOUNT

Available Funds:
{63} 2019-2 Exchange Note Collections	{63}	$41,910,118
{64} Investment Earnings	{64}	0
{65} Investment Earnings - transferred from Exchange Note Collection Account	{65}	59,575
{66} Investment Earnings - and amounts released from Reserve Account pursuant to Section 2.14(b)(ii) of Servicing Supplement	{66}	10,313
{67} Optional Purchase Price	{67}	0
{68} Indenture Section 5.4 disposition of Collateral	{68}	0
{69} Available Funds:	{69}	41,980,006

{70} Reserve Account Withdrawal Amount	{70}	0

{71} Total Distributable Funds:	{71}	41,980,006

Distributions:
{72} To the Successor Servicer, unpaid transition expenses, pro rata	{72}	0
{73} To the Indenture Trustee, any accrued and unpaid fees & expenses, pro rata	{73}	417
{74} To the Issuer Owner Trustee, any accrued and unpaid fees & expenses, pro rata	{74}	208
{75} To the Asset Representations Reviewer, any accrued and unpaid fees & expenses, pro rata	{75}	0
{76} Class A-1 Noteholders’ Interest Distributable Amount pari passu	{76}	70,918
{77} Class A-2A Noteholders’ Interest Distributable Amount pari passu	{77}	765,400
{78} Class A-2B Noteholders’ Interest Distributable Amount pari passu	{78}	92,876
{79} Class A-3 Noteholders’ Interest Distributable Amount pari passu	{79}	832,150
{80} Class A-4 Noteholders’ Interest Distributable Amount pari passu	{80}	227,891
{81} Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{81}	0
{82} Class B Noteholders’ Interest Distributable Amount	{82}	143,176
{83} Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{83}	0
{84} Class C Noteholders’ Interest Distributable Amount	{84}	143,910
{85} Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{85}	0
{86} Class D Noteholders’ Interest Distributable Amount	{86}	91,663
{87} Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{87}	0
{88} Noteholders’ Principal Distributable Amount	{88}	34,618,626
{89} To the Reserve Account, the Reserve Amount Required Amount	{89}	0
{90} To the Noteholders, the Accelerated Principal Amount (as calculated below)	{90}	2,625,418
{91} To the Successor Servicer, any amounts in excess of the caps set forth, pro rata	{91}	0
{92} To the Indenture Trustee, any amounts in excess of the caps set forth, pro rata	{92}	0
{93} To the Asset Representations Reviewer, any amounts in excess of the caps set forth, pro rata	{93}	0
{94} To the Issuer Owner Trustee, any amounts in excess of the caps set forth, pro rata	{94}	0
{95} To the Issuer Trust Certificateholders, the aggregate amount remaining	{95}	2,367,353

{96} Total Distributions:	{96}	$41,980,006

PRINCIPAL PARITY AMOUNT CALCULATION

		(X)	(Y)	(I)	(II)
	Class	Cumulative Note Balance	Aggregate Securitization Value	Excess of (X) - (Y)	Total Available Funds in Indenture Collection Account			Lesser of (I) or (II)
{97}	Class A	$906,312,020	$1,168,356,761	$0	$		39,990,146	$0
{98}	Class B	965,762,020	1,168,356,761	0			39,846,970	0
{99}	Class C	1,021,112,020	1,168,356,761	0			39,703,060	0
{100}	Class D	1,055,272,020	1,168,356,761	0			39,611,397	0

	ACCELERATED PRINCIPAL AMOUNT CALCULATION

	{101} Excess Total Available Funds							{101}	$4,992,771

	{102} Beginning Note Balance					{102}	1,055,272,020
	{103} Principal payments through Indenture Section 8.3 (a) (i) through (xv)					{103}	34,618,626
	{104} Pro-Forma Note Balance						{104}	1,020,653,394

	{105} Ending Aggregate Securitization Value					{105}	1,168,356,761
	{106} 11% of Aggregate Securitization Value as of Cutoff until Class A-2 is paid in full,10% Thereafter ($150,328,785)					{106}	150,328,785
	{107} Required Pro Forma Note Balance {105} - {106}						{107}	1,018,027,976

	{108} Excess of Pro Forma Balance minus Required Pro Forma Balance {104} - {107}							{108}	2,625,418

	{109} Lesser of Excess Total Available Funds and Excess of Pro Forma Note Balance								{109}	$2,625,418

	OVERCOLLATERALIZATION CALCULATIONS

	Exchange Note:
	{110} Ending Aggregate Securitization Value							{110}	$1,168,356,761
	{111} End of Period Note Balance							{111}	1,105,731,439
	{112} Overcollateralization							{112}	62,625,322
	{113} Overcollateralization %								{113}	5.36%

	Asset Backed Notes:
	{114} Ending Aggregate Securitization Value							{114}	1,168,356,761
	{115} End of Period Note Balance							{115}	1,018,027,976
	{116} Overcollateralization							{116}	150,328,785
	{117} Overcollateralization %								{117}	12.87%

	RECONCILIATION OF 2019-2 CASH RESERVE ACCOUNT
	{118} Specified Reserve Balance								{118}	$6,833,127

	{119} Beginning of Period Reserve Account balance								{119}	$6,833,127
	{120} Investment Earnings							{120}	10,313
	{121} From the Indenture Collection Account, the Reserve Account Required Amount							{121}	0
	{122} To the Indenture Collection Account, the Reserve Account Withdrawal Amount							{122}	0
	{123} Total Reserve balance available:								{123}	6,843,440

	{124} Specified Reserve Balance								{124}	6,833,127

	{125} Release Excess Cash to Indenture Collection Available Funds								{125}	10,313

	{126} End of period Reserve Account balance								{126}	$6,833,127

	ASSET REPRESENTATIONS REVIEW DELINQUENCY TRIGGER
									Dollars	Percentage
	{127} Receivables with Scheduled Payment delinquent 61 days or more							{127}	$2,337,975	0.20%
	{128} Compliance (Trigger Violation is a Delinquency Rate Greater Than 1.40%)							{128}		Yes

By:	/s/Randal L. Willis
Name:	Randal L. Willis
Title:	Senior Vice President, Securitization & Conduit Reporting-Treasury
Date:	November 15, 2019

GM Financial

GMALT 2019-2

Supplemental Monthly Data

October 31, 2019

	Aggregate Securitization Value	Residual Value
Beginning of Period	$1,202,975,387	$938,291,228
Change	(34,618,626)	(19,012,926)

End of Period	$1,168,356,761	$919,278,302
Residual Value as % of Agg. Securitization Value		78.68%

Delinquency

	Number of Leases	Agg. Securitization Value	Percentage(1)
Leases with scheduled payment delinquent
0 - 30 days	51,276	1,159,315,952	99.23%
31 - 60 days	291	6,702,834	0.57%
61 - 90 days	88	1,990,137	0.17%
91 - 120 days	15	347,838	0.03%

Total	51,670	1,168,356,761	100.00%

Lease Terminations

	Current Period		Cumulative
	Number of Leases	Agg. Securitization Value	Number of Leases	Agg. Securitization Value
Retained vehicles by lessee
Early terminations	175	4,425,190	1,113	29,023,760
Standard terminations	29	515,411	304	5,956,853

Total retained by lessee	204	4,940,601	1,417	34,980,613
Returned Vehicles
Early terminations	433	7,450,525	1,945	34,086,871
Standard terminations	330	5,845,310	1,149	20,114,543

Total returned to dealer	763	13,295,835	3,094	54,201,414
Charged off leases / Repossessed vehicles	114	2,480,425	512	11,055,859
Repurchases	0	0	1	23,725
Other	0	0	0	0

Total terminations	1,081	20,716,861	5,024	100,261,611

Net Credit (Gain) Loss

	Current Period	Cumulative
Agg. Securitized Value of early term defaults	2,480,425	11,055,859
less: Sales proceeds	2,336,888	9,473,138
less: Excess wear and excess mileage received	0	1,293
less: Other amounts received	—	0

Net Credit (Gain) Loss	143,537	1,581,428

Residual (Gain) Loss on Returned Vehicles
Agg. Securitized Value of returned vehicles sold by Servicer	13,160,035	53,643,423
add: Reimbursement of outstanding residual advance	N/A	N/A
less: Sales proceeds	14,122,641	59,967,130
less: Excess wear and excess mileage received	76,574	205,624
less: Other recovery amounts	—	0

Residual (Gain) Loss	(1,039,180)	(6,529,331)

	Current Period	Prev. Month
Prepay Speed	0.7961%	0.4515%

Return Rate based on Scheduled to Terminate(2)	147.0135%	89.1182%

Return Rate based on Terminated Leases(3)	70.5828%	60.5096%

(1)	Percentages may not add to 100% due to rounding.
(2)	Percentage of total number of vehicles returned to dealer over number of vehicles scheduled to terminate per month.
(3)	Percentage of total number of vehicles returned to dealer over number of vehicles terminated per month.